Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Additional Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive Income (Loss)	Total Alight, Inc. Equity	Noncontrolling Interest
Balance at Dec. 31, 2020	$ 683
Share-based compensation expense	5
Balance at Jun. 30, 2021	4,753	$ 4,014	$ (61)		$ 3,953	$ 800
Net (loss) income	(48)		(35)		(35)	(13)
Other comprehensive income, net	9			$ 8	8	1
Distribution of equity	(1)	(1)			(1)
Warrant redemption	159	159			159
Share-based compensation expense	67	67			67
Shares withheld in lieu of taxes	(11)	(11)			(11)
Balance at Dec. 31, 2021	$ 4,928	$ 4,228	$ (96)	$ 8	$ 4,140	$ 788